Condensed Consolidated Balance Sheets	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets
Cash	$ 3,407,209	$ 4,604,336	$ 3,316,946	$ 4,482,359	$ 1,889,817
Restricted cash					100,000
Accounts receivable, net	1,124,856	1,520,076	2,611,387	3,528,901	3,415,966
Contract assets	3,926,499	5,306,079	3,781,670	5,110,365	7,023,941
Prepayments and other current assets	70,223	94,896	85,159	115,080	112,028
Total current assets	8,549,234	11,553,018	9,974,830	13,479,499	12,541,752
Non-current assets
Property, plant and equipment	2,722,701	3,679,326	2,732,338	3,692,349	3,850,803
Deferred offering cost	825,406	1,115,413	613,059	828,458	522,987
Deferred tax assets, net	210,446	284,387	198,478	268,213	272,778
Right of use assets, net - related party	785,282	1,061,191
Total non-current assets	4,543,835	6,140,317	3,543,875	4,789,020	4,646,568
Total assets	13,093,069	17,693,335	13,518,705	18,268,519	17,188,320
Current liabilities
Accounts payable	1,129,377	1,526,188	1,836,108	2,481,227	2,081,389
Contract liabilities	1,031,479	1,393,890	1,097,388	1,482,957	425,332
Current portion of bank borrowings	809,582	1,094,030	1,071,495	1,447,966	1,150,176
Dividend payable	4,304,783	5,817,274	4,304,783	5,817,274	5,817,274
Financing lease liabilities- current	12,343	16,680	12,343	16,680	16,680
Operating Lease liabilities, current	520,604	703,518
Accrued expenses and other current liabilities	658,258	889,539	470,488	635,795	538,646
Tax payable	95,265	128,736	227,379	307,269	196,581
Total current liabilities	8,707,122	11,766,383	9,081,691	12,272,556	10,376,504
Non-current liabilities
Financing lease liabilities- non-current	2,057	2,780	8,229	11,120	27,800
Bank borrowings, non-current	331,019	447,322	658,844	890,330	1,694,188
Operating Lease liabilities, non-current	264,678	357,673
Total non-current liabilities	597,754	807,775	667,073	901,450	1,721,988
Total liabilities	9,304,876	12,574,158	9,748,764	13,174,006	12,098,492
Commitments and contingencies
Shareholders’ equity
Ordinary shares, 500,000,000 shares authorized; US$0.001 par value, 11,250,000* shares issued and outstanding as of December 31, 2022 and 2023, respectively	11,250	15,203	11,250	15,203	15,203
Additional paid in capital	1,986,064	2,684,797	1,986,064	2,684,797	2,684,797
Retained earnings	1,790,879	2,419,177	1,772,627	2,394,513	2,389,828
Total shareholders' equity	3,788,193	5,119,177	3,769,941	5,094,513	5,089,828
Total liabilities and shareholders' equity	13,093,069	17,693,335	13,518,705	18,268,519	17,188,320
Related Party [Member]
Non-current assets
Right of use assets, net - related party	785,282	1,061,191
Current liabilities
Operating Lease liabilities, current	520,604	703,518
Non-current liabilities
Operating Lease liabilities, non-current	264,678	357,673
Related Party [Member]
Current assets
Other receivables - related parties	20,447	27,631	179,668	242,794
Current liabilities
Due to related parties	$ 145,431	$ 196,528	$ 61,707	$ 83,388	$ 150,426